Risk Management And Derivatives (Schedule Of Fair Values Of Derivative Instruments Designated As Hedging Instruments Included Within The Condensed Consolidated Balance Sheet) (Details) - USD ($)
$ in Thousands
	Jan. 31, 2015	Feb. 01, 2014
Prepaid Expenses and Other Current Assets [Member]
Derivative [Line Items]
Asset Derivatives, Fair Value	$ 1,863	$ 1,056
Other Accrued Expenses [Member]
Derivative [Line Items]
Liability Derivatives, Fair Value	$ 1,784	$ 222